Income Taxes - Narrative (Details) € in Millions, $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2019 MXN ($)
Income Tax [Line Items]
Income taxes paid (net of refunds)		$ 235.4		$ 239.8	$ 296.4
Tax Cuts and Jobs Act 2017, income tax expense (benefit)	$ (114.2)
Tax Cuts and Jobs Act 2017, transition tax for accumulated foreign earnings, income tax expense	60.5
Tax Cuts and Jobs Act of 2017, changes in tax rate, income tax benefit	174.7
United Kingdom statutory tax rate (as a percent)		19.00%	19.00%	19.00%	19.25%
Gross tax operating loss carryforwards		$ 813.4
Net operating loss carryforward, valuation allowance		703.3
Valuation allowance, increase (decrease)		(14.7)		$ 13.7
Unrecognized tax benefits that, if recognized, would impact effective tax rates	16.6	29.1		26.6	$ 16.6
Interest expense, penalties and inflationary adjustments recognized in income tax expense		4.7		0.7	12.1
Accrued interest on unrecognized tax benefits as of end of year	$ 15.7	21.2		$ 16.4	$ 15.7
Italy | Tax Years 2014 through 2015
Income Tax [Line Items]
Alleged taxes, penalties and adjustments		16.7	€ 13.2
Mexico
Income Tax [Line Items]
Alleged taxes, penalties and adjustments						$ 425.0
Income tax examination, liability from settlement		24.5					$ 463.9
Domestic Tax Authority | United Kingdom
Income Tax [Line Items]
Gross tax operating loss carryforwards		393.8
Foreign Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards		332.0
Foreign Tax Authority | United States
Income Tax [Line Items]
Gross tax operating loss carryforwards		87.6
State
Income Tax [Line Items]
Gross tax operating loss carryforwards		$ 10.0